Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 12,959	$ 11,934	$ 11,976	$ 13,177	$ 12,023	$ 11,678	$ 10,916	$ 10,516	$ 10,500	$ 9,600	$ 12,684
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	12,696	11,691	11,830	13,115	12,049	11,792	11,108	10,784	10,852	10,000	$ 12,426
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	13,808	12,671	12,690	13,930	12,670	12,275	11,440	11,000	10,959	10,000	$ 13,542
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	13,787	12,666	12,688	13,917	12,670	12,269	11,444	11,000	10,959	10,000	$ 13,530
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,323	11,878	11,769	12,645	12,242	11,620	10,828	10,722	10,694	10,000	$ 12,322
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,323	11,878	11,769	12,645	12,242	11,620	10,828	10,722	10,694	10,000	$ 12,322
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,323	11,878	11,769	12,645	12,242	11,620	10,828	10,722	10,694	10,000	$ 12,322
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,323	$ 11,878	$ 11,769	$ 12,645	$ 12,242	$ 11,620	$ 10,828	$ 10,722	$ 10,694	$ 10,000	$ 12,322